Income taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company’s taxable income primarily consists of interest earned on investment held in Trust Account.

The income tax provision (benefit) consists of the following:

	For the Three Months Ended December 31, 2024	For the Three Months Ended December 31, 2023	For the Nine Months Ended December 31, 2024	For the Nine Months Ended December 31, 2023

Current
Federal	$42,420	$153,373	$266,617	$456,632
State	—	—	—	—
Deferred
Federal	(1,204)	50,774	(36,551)	2,704
State	—	—	—	—
Income tax provision	$41,216	$204,147	$230,066	$459,336

The Company’s effective tax rate was 69.3% and 26.6% for the three months ended December 31, 2024 and 2023, respectively. The Company’s effective tax rate was 69.8% and 33.7% for the nine months ended December 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21.0% primarily due to the valuation allowance on the deferred tax assets.

The Company’s net deferred tax assets (liabilities) were as follows as of:

	December 31, 2024	March 31, 2024
Deferred tax assets:
Start-up/organization costs	$532,650	$371,785
Deferred tax liability:
Accrued dividend income	(14,494)	(51,045)
Total deferred tax assets	518,156	320,740
Valuation allowance	(532,650)	(371,785)
Deferred tax liability, net	$(14,494)	$(51,045)

As of December 31, 2024 and March 31, 2024, the Company had $2,536,430 and $1,770,404 of U.S. federal and state gross deferred tax assets on start-up/organization costs carryovers available to offset future taxable income over the period of 180 months upon the consummation of the Business Combination. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance of $532,650 and $371,785 as of December 31, 2024 and March 31, 2024, respectively. The valuation allowance increased by $160,865 from March 31, 2024 to December 31, 2024.

As of December 31, 2024 and March 31, 2024, the Company prepaid income taxes of $192,613 and $0, respectively. The Company withdrew the prepaid income taxes balance from the Trust Account as the Company was required to pay estimated federal income taxes payments for the year ending March 31, 2025 based on the actual year ending March 31, 2024 federal income taxes payments. The Company is expected to refund the prepaid income taxes balance when it will file the federal income tax return in July 2025.

NOTE 9 — INCOME TAXES

The Company’s taxable income primarily consists of dividend earned on investments held in the Trust Account.

The income tax provision (benefit) consists of the following:

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Current
Federal	$613,217	$253,426
State	—	—
Deferred
Federal	2,975	48,070
State	—	—
Income tax provision	$616,192	$301,496

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
U.S. statutory rate	21.0%	21.0%
Change in valuation allowance	6.8%	46.4%
Effective tax rate	27.8%	$67.4%

The Company’s net deferred tax assets were as follows as of:

	March 31, 2024	March 31, 2023
Deferred tax assets:
Start-up/organization costs	$371,785	$221,180
Deferred tax liability:
Accrued dividend income	(51,045)	(48,070)
Total deferred tax assets	320,740	173,110
Valuation allowance	(371,785)	(221,180)
Deferred tax liability, net	$(51,045)	$(48,070)

As of March 31, 2024 and 2023, the Company had $1,770,404 and $1,053,237 of U.S. federal and state gross deferred tax assets on start-up/organization costs carryovers available to offset future taxable income over the period of 180 months upon the consummation of the Business Combination. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance of $371,785 and $221,180 as of March 31, 2024 and 2023, respectively. The valuation allowance increased by $150,605 from March 31, 2023 to March 31, 2024.